Transactions With Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

22. TRANSACTIONS WITH RELATED PARTIES

Mr. Frank Stronach, the Company’s Honorary Chairman, together with three other members of the Stronach family, are trustees and members of the class of potential beneficiaries of the Stronach Trust. The Stronach Trust indirectly controlled Magna until August 31, 2010, and MI Developments Inc. [“MID”] until June 30, 2011. In the normal course of business, Magna leases various land and buildings from MID under operating lease agreements, which are effected on normal commercial terms. The leases are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Lease expense related to MID for 2011 was $166 million [2010 - $172 million; 2009 - $149 million]. In addition, the Company recorded sales and provided services to companies controlled by the Stronach Group of $36 million and $7 million, respectively [2010 - $7 million and $1 million].

The Company has agreements with Mr. Stronach and certain affiliated entities for the provision of business development, consulting and other business services. The cost of these agreements is measured at the exchange amount. The Arrangement set a termination date of December 31, 2014 with a declining fee schedule for the consulting, business development and business services agreements. The aggregate amount expensed under these agreements with respect to the year ended December 31, 2011 was $38 million [2010 - $41 million; 2009 - $nil].

As more fully described in note 4, the Company sold properties to entities affiliated with Mr. Stronach and the Company’s former Co-Chief Executive Officer for an aggregate sale price of $43 million. These transactions were reviewed by the Corporate Governance and Compensation Committee and approved by the Independent Directors following the unanimous recommendation of the Corporate Governance and Compensation Committee.

During the year ended December 31, 2011, trusts, which exist to make orderly purchases of the Company’s shares for employees either for transfer to the Employee Equity and Profit Participation Program or to recipients of either bonuses or rights to purchase such shares from the trusts, borrowed up to $35 million [2010 - $31 million; 2009 - $30 million] from the Company to facilitate the purchase of Common Shares. At December 31, 2011, the trusts’ indebtedness to Magna was $17 million [2010 - $31 million].

The Company had sales to equity method investees which are further described in note 9.